Financial Instruments-Risk Management - Summary of Risk Categories of Borrower Internal Grades (Detail) $ in Millions	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	$ 949,234	$ 878,413
Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	95
Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	90
Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	87
Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade code	85
Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade code	83
Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	80
Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade code	77
Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	75
Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	73
Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	70
Watch list [member]
Disclosure of internal credit grades [line items]
Internal grade code	30
Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	65
Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade code	60
Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade code	40
Default [member]
Disclosure of internal credit grades [line items]
Internal grade code	21
Non retail [member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	$ 622,544	589,643
Non retail [member] | AIRB portfolio [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	357,484
Credit risk exposure at default undrawn commitments	86,799
Credit risk exposure at default other exposure	101,281
Credit risk exposure default amount	545,564	521,523
Non retail [member] | AIRB portfolio [member] | Excluding residential mortgages [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	275,292
Credit risk exposure at default undrawn commitments	86,799
Credit risk exposure at default other exposure	101,281
Credit risk exposure default amount	463,372	429,786
Non retail [member] | AIRB portfolio [member] | Government guaranteed residential mortgages [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	82,192
Credit risk exposure default amount	82,192	91,737
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	77,598
Credit risk exposure at default undrawn commitments	2,758
Credit risk exposure at default other exposure	17,456
Credit risk exposure default amount	$ 97,812	91,159
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	95
Credit risk exposure at default drawn	$ 35,694
Credit risk exposure at default undrawn commitments	9,315
Credit risk exposure at default other exposure	19,661
Credit risk exposure default amount	$ 64,670	53,618
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	90
Credit risk exposure at default drawn	$ 25,281
Credit risk exposure at default undrawn commitments	15,394
Credit risk exposure at default other exposure	25,234
Credit risk exposure default amount	$ 65,909	61,508
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	87
Credit risk exposure at default drawn	$ 21,318
Credit risk exposure at default undrawn commitments	13,714
Credit risk exposure at default other exposure	12,513
Credit risk exposure default amount	$ 47,545	44,533
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade code	85
Credit risk exposure at default drawn	$ 21,472
Credit risk exposure at default undrawn commitments	12,861
Credit risk exposure at default other exposure	9,992
Credit risk exposure default amount	$ 44,325	40,478
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade code	83
Credit risk exposure at default drawn	$ 22,544
Credit risk exposure at default undrawn commitments	13,230
Credit risk exposure at default other exposure	7,054
Credit risk exposure default amount	$ 42,828	41,600
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	80
Credit risk exposure at default drawn	$ 26,618
Credit risk exposure at default undrawn commitments	10,019
Credit risk exposure at default other exposure	2,993
Credit risk exposure default amount	$ 39,630	36,235
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade code	77
Credit risk exposure at default drawn	$ 20,005
Credit risk exposure at default undrawn commitments	4,944
Credit risk exposure at default other exposure	1,945
Credit risk exposure default amount	$ 26,894	23,058
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	75
Credit risk exposure at default drawn	$ 13,267
Credit risk exposure at default undrawn commitments	2,717
Credit risk exposure at default other exposure	3,296
Credit risk exposure default amount	$ 19,280	20,418
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	73
Credit risk exposure at default drawn	$ 5,905
Credit risk exposure at default undrawn commitments	1,049
Credit risk exposure at default other exposure	566
Credit risk exposure default amount	$ 7,520	7,271
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	70
Credit risk exposure at default drawn	$ 2,157
Credit risk exposure at default undrawn commitments	432
Credit risk exposure at default other exposure	228
Credit risk exposure default amount	$ 2,817	3,758
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	65
Credit risk exposure at default drawn	$ 892
Credit risk exposure at default undrawn commitments	105
Credit risk exposure at default other exposure	146
Credit risk exposure default amount	$ 1,143	2,167
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade code	60
Credit risk exposure at default drawn	$ 936
Credit risk exposure at default undrawn commitments	90
Credit risk exposure at default other exposure	78
Credit risk exposure default amount	$ 1,104	761
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade code	40
Credit risk exposure at default drawn	$ 526
Credit risk exposure at default undrawn commitments	41
Credit risk exposure at default other exposure	9
Credit risk exposure default amount	$ 576	1,311
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors default [member]
Disclosure of internal credit grades [line items]
Internal grade code	30
Credit risk exposure at default drawn	$ 141
Credit risk exposure default amount	$ 141	159
Non retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of internal credit grades [line items]
Internal grade code	21
Credit risk exposure at default drawn	$ 938
Credit risk exposure at default undrawn commitments	130
Credit risk exposure at default other exposure	110
Credit risk exposure default amount	$ 1,178	$ 1,752
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	99
Top of range [member] | Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	99
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	98
Bottom of range [member] | Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	98